Inventories (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Abstract
Goods and finished products		S/ 16,832	S/ 27,386	S/ 21,427	S/ 22,929
Work in progress		133,972	105,882	S/ 107,882	S/ 88,349
Raw materials		118,816	98,432
Packages and packing		2,025	1,975
Fuel		2,715	3,031
Spare parts and supplies		161,775	141,623
Inventory in transit		1,858	4,093
Inventories, at fair value less costs to sell		437,993	382,422
Less - Provision for inventory obsolescence and net realizable value	[1]	(13,210)	(9,402)
Inventories		S/ 424,783	S/ 373,020

[1]	Movement in the provision for inventory obsolescence and net realizable value is set forth below: